Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes
Schedule of tax expense

	Year Ended
	December 31,
	2021	2020	2019

	(USD in thousands)
Income tax expense/(benefit)	$(178)	$(1,557)	$(825)
Total income taxes for the year	$(178)	$(1,557)	$(825)

Schedule of reconciliation of effective tax rate

	Year Ended December 31,
	2021	2020	2019
Statutory corporate income tax rate in Denmark	22%	22%	22%
Difference in corporate income tax rate in subsidiaries	—%	—	—
Non-deductible income / (expenses)	—%	(1)%	(5)%
Non-taxable income / (expenses)	—%	1%	—
Additional tax deduction R&D expenses	6%	3%	—
Tax credit research and development expenditures	(4)%	9%	7%
Change in deferred tax asset not capitalized	(23)%	(25)%	(17)%
Total effective tax rate	1%	9%	7%

Schedule of deferred tax in the statements of financial position

	Year Ended
	December 31,
	2021	2020	2019

	(USD in thousands)
Deferred Tax Positions:
Warrants	$2,118	$4,289	$3,034
Loss carry forward	9,530	3,759	1,270
Research and development expenditures	—	262	—
Other items	(98)	(6)	(34)
Valuation allowance on deferred tax assets	(11,550)	(8,042)	(4,270)
Total capitalized	$—	$262	$—